Borrowings (Details)	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2024
Short-Term Borrowings [Member]
Borrowings [Line Items]
Maturity term	12 years
Minimum [Member]
Borrowings [Line Items]
Capital loan annual interest rate		3.36%
Maximum [Member]
Borrowings [Line Items]
Capital loan annual interest rate		3.85%